Investments in Associates	9 Months Ended
Jul. 31, 2025
Investments accounted for using equity method [abstract]
Investments in Associates
9.	Investments in associates
The Bank had significant investments in the following associates:

					As at
					July 31 2025	April 30 2025	October 31 2024
($ millions)	Country of incorporation	Nature of business	Ownership percentage	Date of financial statements (1)	Carrying value	Carrying value	Carrying value
KeyCorp (2)	United States	Banking	14.9%	June 30, 2025	$4,184	$4,048	$–
Bank of Xi’an Co. Ltd. (3)	China	Banking	18.1%	March 31, 2025	679	674	658
Maduro & Curiel’s Bank N.V. (4)	Curacao	Banking	48.1%	June 30, 2025	552	539	527
(1)	Represents the date of the most recent financial statements.
(2)
On December 27, 2024, the Bank completed the acquisition of an additional 10% ownership interest, bringing the total ownership interest in KeyCorp to 14.9% (refer to Note 20 for further details). The Bank has significant influence over KeyCorp through a combination of its ownership interest and board representation. Based on the quoted price on the New York Stock Exchange, the market value of the
Bank’s investment in KeyCorp was $4,044 as at July 31, 2025 (April 30, 2025 – $3,332).

(3)
Based on the quoted price on the Shanghai Stock Exchange, the market value of the Bank’s Investment in Bank of Xi’an Co. Ltd. was
 $595 (April 30, 2025 – $528; October 31, 2024 – $570)
,

which has remained below the carrying amount. The Bank performed an impairment test as at July 31, 2025 using a value in use (VIU) discounted cash flow model. The Bank concluded that there is no impairment for the period ended July 31, 2025 (April 30, 2025 – nil; October 31, 2024 – $343). The Bank has significant influence over the Bank of Xi’an Co. Ltd. through a combination of its ownership interest and board representation.

(4)
The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of July 31, 2025, these reserves amounted to $75 (April 30, 2025 – $74; October 31, 2024 – $74).